Property and Equipment	6 Months Ended
Jun. 30, 2022
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
7.	PROPERTY AND EQUIPMENT

	Computers	Right of Use Asset	Total
	($)	($)	($)
Cost
At December 31, 2020	88,329	936,958	1,025,287
Additions	108,974	-	108,974
Foreign currency adjustment	(15,913)	(23,553)	(39,466)
At December 31, 2021	181,390	913,405	1,094,795
Additions	51,563	-	51,563
At June 30, 2022	232,953	913,405	1,146,358

Accumulated amortization
At December 31, 2020	82,286	449,191	531,477
Amortization for the year	30,793	205,580	236,373
At December 31, 2021	113,079	654,771	767,850
Amortization for the period	17,721	92,145	109,866
At June 30, 2022	130,800	746,916	877,716

Carrying amounts
At December 31, 2021	68,311	258,634	326,945
At June 30, 2022	102,153	166,489	268,642